Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
22	Related party transactions

22.1	Key management personnel compensation
Remuneration paid or payable to key management personnel of VTEX for services rendered is as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Total short-term remuneration of key management personnel	3,194	3,107	3,010
Share-based compensation	6,895	5,116	5,262

Total	10,089	8,223	8,272